SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluates events that have occurredafter the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation,the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosurein the accompanying condensed consolidated financial statements other than those set forth below.

On October 9, 2015 the Company acquired theassets of three established retail stores in Atlanta, Georgia. On November 6, 2015 the Company acquired the assets of three retailstores and a warehouse located in Atlanta, Georgia, Birmingham, Alabama, and Nashville, Tennessee. The Company incurred aggregatecost of $1,610,000 for the acquisitions.

On October 1, 2015, theCompany’s shareholders authorized the Company to amend the Company’s Certificate of Incorporation to increase the authorizedshares of common stock from 150 million to 500 million.

On October 30, 2015 the Company issued an aggregate15,000 shares of common stock to two employees and a consultant as compensation for services rendered to the Company.

On November 10, 2015, the Company issued 1,798,676shares of common stock to certain investors in order to comply with its contractual obligations under waiver agreements (See Note7) The Company’s shareholder approved the issuance of the shares at the October 16, 2015 shareholder meeting.

On December 9, 2015, the Company filed an amendment to its Certificate of Incorporation to increase its authorized common stock to 500,000,000 shares.

Note 13. SUBSEQUENT EVENTS

The Company evaluatesevents that have occurred after the balance sheet date but before the consolidated financial statements are issued. Based uponthe evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustmentor disclosure in the consolidated financial statements other disclosed.

The merger closed on March4, 2015. Prior to the closing of the Merger, Vapor and Vaporin entered into a Securities Purchase Agreement (“SecuritiesPurchase Agreement”) with certain accredited investors providing for the sale of $350,000 of Vaporin’s ConvertibleNotes (the “Notes”). On January 29, 2015, the Company issued the notes. The Note accrues interest on the outstandingprincipal at an annual rate of 12%. The principal and accrued interest on the Note is due and payable on January 29, 2016 (the“Maturity Date”) The Note will not be convertible until such time as the Nasdaq Stock Market (“Nasdaq”)approves the listing of the shares to be issued upon conversion of the Note. In no event will the number of shares of the Company’scommon stock issuable upon conversion of the Note exceed 19.99% of the Company’s issued and outstanding common stock, regardlessof the conversion price.

In connection with theMerger, on March 3, 2015, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) withcertain accredited investors providing for the sale of $3,500,960 in shares of the Company’s Common Stock, par value $0.001per share at a price of $1.02 per share. The Company also issued Warrants to purchasers of the shares to acquire an aggregate of2,735,132 shares of the Company’s Common Stock with an exercise price of $1.28 per share. The shares and Warrants were issuedand sold through an exempt private securities offering to certain accredited investors.

Under the Purchase Agreement,the Company made certain customary representations and warranties to the purchasers concerning the Company and its operations.The Company has also agreed to register the Common Stock and the Warrants for resale pursuant to an effective registration statementwhich must be filed within 45 days of March 3, 2015 and must be effective by the later of (i) the 90th day following March 3,2015 (if no SEC review) or (ii) the 120th day following March 3, 2015 (if subject to SEC review). If the Form S-3 RegistrationStatement is not effective for resales for more than 10 consecutive days or more than 15 days in any 12 month period during theregistration period (i.e., the earlier of the date on which the shares have been sold or are eligible for sale under SECRule 144 without restriction), we are required to pay the investors (other than our participating officers and directors) liquidateddamages in cash equal to 1.5% of the aggregate purchase price paid by the investors for the shares for every 30 days or portionthereof until the default is cured. Such cash payments could be as much as $52,500 for every 30 days.